United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/2012

Date of Reporting Period: Six months ended 10/31/2011

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
October 31, 2011

Share Class	Ticker
Institutional	FIIFX
Service*	INISX

*formerly, Institutional Service Shares

Federated Intermediate Corporate Bond Fund

A Portfolio of Federated Income Securities Trust

Portfolio of Investments Summary Table (unaudited)

At October 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	83.1%
Foreign Government Debt Securities	1.0%
Asset-Backed Security[2]	0.0%
Derivative Contracts[3]	(0.1)%
Cash Equivalents[4]	14.8%
Other Assets and Liabilities — Net[5]	1.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Represents less than 0.1%.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments

October 31, 2011 (unaudited)

Principal Amount or Shares			Value
		Asset-Backed Security – 0.0%
		Home Equity Loan – 0.0%
$10,583	[1,2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029 (IDENTIFIED COST $10,578)	8,837
		Corporate Bonds – 83.1%
		Basic Industry - Chemicals – 1.6%
1,140,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,241,897
1,030,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	1,358,221
500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	511,248
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	1,328,037
640,000		RPM International, Inc., 6.50%, 2/15/2018	716,418
860,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	934,017
450,000		Rohm & Haas Co., 6.00%, 9/15/2017	512,227
		TOTAL	6,602,065
		Basic Industry - Metals & Mining – 3.7%
500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	528,886
1,000,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	1,089,063
1,110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	1,424,539
300,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	299,141
500,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	495,112
400,000		ArcelorMittal, 6.125%, 6/1/2018	412,310
2,500,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	2,438,345
150,000		ArcelorMittal, Sr. Unsecd. Note, 6.75%, 3/1/2041	151,867
1,210,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	1,197,941
1,430,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,426,425
1,000,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	935,604
1,040,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,069,557
630,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	671,233
2,350,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	2,663,118
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	551,959
		TOTAL	15,355,100
		Basic Industry - Paper – 1.2%
500,000		International Paper Co., Bond, 7.30%, 11/15/2039	595,799
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
$1,600,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,949,480
650,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	653,284
650,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	712,090
1,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,108,153
		TOTAL	5,018,806
		Capital Goods - Aerospace & Defense – 0.7%
675,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	745,875
300,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	330,750
1,140,000		Goodrich Corp., 4.875%, 3/1/2020	1,289,075
630,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	528,090
		TOTAL	2,893,790
		Capital Goods - Building Materials – 0.7%
1,025,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,025,000
1,530,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,764,980
		TOTAL	2,789,980
		Capital Goods - Diversified Manufacturing – 1.2%
560,000		Dover Corp., Note, 5.45%, 3/15/2018	656,018
510,000		Harsco Corp., 5.75%, 5/15/2018	583,942
544,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 6.50%, 2/13/2013	572,900
550,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	672,595
1,680,000		Pentair, Inc., Company Guarantee, 5.00%, 5/15/2021	1,756,571
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	726,750
		TOTAL	4,968,776
		Communications - Media & Cable – 1.8%
770,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	914,377
500,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	532,511
3,080,000		Cox Communications, Inc., 7.125%, 10/1/2012	3,255,039
1,520,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	1,666,259
1,140,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	1,226,707
		TOTAL	7,594,893
		Communications - Media Noncable – 1.1%
1,200,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	1,332,832
400,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	460,000
775,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	838,475
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
$1,800,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	1,903,672
		TOTAL	4,534,979
		Communications - Telecom Wireless – 1.9%
750,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	774,158
4,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	4,806,899
1,180,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	1,278,447
870,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,028,303
		TOTAL	7,887,807
		Communications - Telecom Wirelines – 1.8%
1,290,000		Alltel Corp., Deb., 6.50%, 11/1/2013	1,416,678
1,560,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	1,563,808
1,500,000	[1,2]	KT Corp., Note, Series 144A, 5.875%, 6/24/2014	1,622,295
910,000		Rogers Communications, Inc., 5.50%, 3/15/2014	993,037
900,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	1,096,986
410,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	418,069
270,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	308,266
		TOTAL	7,419,139
		Consumer Cyclical - Automotive – 1.8%
910,000	[1,2]	American Honda Finance Corp., Series MTN, 4.625%, 4/2/2013	953,389
575,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	595,709
1,490,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	1,602,665
3,400,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	3,589,647
590,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	577,036
		TOTAL	7,318,446
		Consumer Cyclical - Entertainment – 0.7%
1,600,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,802,885
500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	592,319
220,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	262,187
290,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	304,627
		TOTAL	2,962,018
		Consumer Cyclical - Lodging – 0.6%
1,400,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,538,062
420,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	432,746
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
$450,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	477,051
		TOTAL	2,447,859
		Consumer Cyclical - Retailers – 0.8%
560,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	596,645
328,260	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	350,298
670,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	818,734
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	245,313
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	234,375
600,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.65%, 8/15/2016	640,500
540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	554,409
		TOTAL	3,440,274
		Consumer Cyclical - Services – 1.0%
2,025,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,601,374
480,000		eBay, Inc., Sr. Unsecd. Note, 3.25%, 10/15/2020	485,140
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	508,182
400,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	460,179
		TOTAL	4,054,875
		Consumer Non-Cyclical - Food/Beverage – 1.1%
800,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	912,855
2,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	2,667,344
750,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	756,865
		TOTAL	4,337,064
		Consumer Non-Cyclical - Health Care – 0.6%
100,000		Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	102,703
160,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	197,411
1,700,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,737,251
550,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	603,552
		TOTAL	2,640,917
		Consumer Non-Cyclical - Pharmaceuticals – 0.7%
1,260,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,297,800
310,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	315,261
1,270,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	1,361,940
		TOTAL	2,975,001
		Consumer Non-Cyclical - Products – 0.3%
500,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	523,615
800,000		Whirlpool Corp., Series MTN, 5.50%, 3/1/2013	836,172
		TOTAL	1,359,787
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		Consumer Non-Cyclical - Tobacco – 0.1%
$370,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	412,546
		Energy - Independent – 2.2%
1,500,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,654,876
170,000		Pemex Project Funding Master, 5.75%, 12/15/2015	192,420
500,000	[1,2]	Petroleos Mexicanos, Company Guarantee, 6.50%, 6/2/2041	536,250
5,000,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	5,348,597
660,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	737,478
270,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	269,292
300,273	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	311,908
		TOTAL	9,050,821
		Energy - Integrated – 1.0%
990,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	1,018,493
680,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	716,011
740,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	837,216
1,200,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	1,383,600
		TOTAL	3,955,320
		Energy - Oil Field Services – 1.0%
350,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	362,927
600,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	763,106
600,000	[1,2]	Nabors Industries, Inc., Company Guarantee, Series 144A, 4.625%, 9/15/2021	584,741
490,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	531,213
435,000	[1,2]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.95%, 9/14/2016	436,666
700,000		Weatherford International Ltd., 6.00%, 3/15/2018	784,419
500,000		Weatherford International Ltd., 9.875%, 3/1/2039	727,363
		TOTAL	4,190,435
		Energy - Refining – 0.7%
410,000	[1,2]	Marathon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 3/1/2041	479,590
1,400,000		Valero Energy Corp., 9.375%, 3/15/2019	1,824,013
500,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	537,336
		TOTAL	2,840,939
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
		Financial Institution - Banking – 20.6%
$1,550,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,602,621
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,241,830
8,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	8,219,475
205,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	193,004
1,900,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	1,896,603
205,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	201,954
3,550,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	3,716,671
1,000,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	1,003,505
1,700,000	[1,2]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	1,377,000
1,180,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,287,644
250,000		Capital One Bank, Sub., 8.80%, 7/15/2019	297,802
1,180,000		Capital One Capital IV, 6.745%, 2/17/2037	1,150,500
680,000		Capital One Capital V, 10.25%, 8/15/2039	708,050
3,500,000		Capital One Capital VI, 8.875%, 5/15/2040	3,659,929
1,450,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	1,629,403
1,000,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	1,045,270
3,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	3,210,586
400,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	417,621
3,080,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	3,266,450
1,740,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,167,867
675,000		City National Corp., Note, 5.25%, 9/15/2020	661,557
1,750,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.25%, 1/11/2016	1,796,180
830,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	854,393
2,510,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	2,614,887
1,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,242,908
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	1,029,858
4,000,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	4,148,950
2,000,000		HSBC Holdings PLC, Sub. Note, 5.25%, 12/12/2012	2,064,607
1,200,000		Hudson United Bancorp, Series BKNT, 7.00%, 5/15/2012	1,236,594
360,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	404,627
1,510,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,689,699
1,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	1,697,606
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	1,123,739
1,000,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	1,018,613
1,440,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,392,667
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
$3,360,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	3,257,381
1,680,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	1,663,857
600,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	598,050
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,988,705
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.625%, 9/23/2019	1,490,770
1,400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,429,786
610,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	637,380
2,810,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.625%, 4/1/2018	2,939,842
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	1,079,026
960,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,070,276
160,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	176,875
2,693,264	[1,2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	1,878,364
1,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,768,555
770,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	787,136
795,000		Suntrust Capital VIII, Jr. Sub. Note, 6.10%, 12/15/2036	785,561
1,220,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,477,344
196,789	[1,2]	World Financial, Pass Thru Cert., Series 144A, 6.91%, 9/1/2013	206,171
		TOTAL	84,505,749
		Financial Institution - Brokerage – 5.2%
1,210,000		BlackRock, Inc., 6.25%, 9/15/2017	1,411,176
1,490,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	1,494,757
1,000,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	1,094,700
550,000		Eaton Vance Corp., 6.50%, 10/2/2017	628,141
900,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	1,069,147
760,000	[1,2]	FMR LLC, Note, Series 144A, 7.49%, 6/15/2019	917,245
3,000,000	[1,2]	FMR LLC, Series 144A, 4.75%, 3/1/2013	3,111,930
2,000,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	2,158,242
885,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	935,388
490,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	475,122
2,140,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	2,334,637
1,370,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	1,397,435
390,000		Nuveen Investments, 5.50%, 9/15/2015	333,450
1,790,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	2,134,011
70,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	72,987
1,830,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	1,951,060
		TOTAL	21,519,428
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
		Financial Institution - Finance Noncaptive – 4.5%
$800,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	1,031,289
1,000,000		American Express Credit Corp., Series MTN, 5.875%, 5/2/2013	1,065,065
1,840,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	2,089,230
1,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	1,053,540
1,700,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,775,047
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	2,074,817
1,800,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	1,917,338
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	1,858,500
1,220,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,249,096
500,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note — Sr. Sub Note, Series 144A, 4.77%, 12/21/2065	344,190
485,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	458,554
500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	538,750
3,300,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	3,125,928
		TOTAL	18,581,344
		Financial Institution - Insurance - Health – 0.3%
1,000,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	1,242,294
		Financial Institution - Insurance - Life – 5.6%
1,360,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	1,542,574
1,000,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,137,339
780,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	983,283
1,300,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	1,281,541
2,000,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	2,108,432
600,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	677,662
1,790,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	2,711,397
1,640,000		MetLife, Inc., 6.75%, 6/1/2016	1,918,965
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	368,200
600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	720,814
920,000		Prudential Financial, Inc., Series MTN, 5.15%, 1/15/2013	961,989
400,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	471,559
380,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	460,754
2,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 2.75%, 1/14/2013	2,034,223
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
$3,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	3,188,490
1,200,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.80%, 6/15/2012	1,232,712
1,150,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	1,326,036
		TOTAL	23,125,970
		Financial Institution - Insurance - P&C – 2.3%
630,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	706,622
690,000		CNA Financial Corp., 6.50%, 8/15/2016	750,098
770,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	780,909
130,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	132,540
590,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	652,874
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	699,969
420,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	398,241
1,400,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	1,456,529
1,700,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	2,071,986
200,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	227,589
1,500,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,432,500
		TOTAL	9,309,857
		Financial Institution - REITs – 3.3%
640,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	697,129
300,000		AMB Property LP, Series MTN, 6.30%, 6/1/2013	314,052
2,000,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	2,210,641
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	448,141
1,000,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	1,065,988
1,570,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,618,546
425,000		Liberty Property LP, 6.625%, 10/1/2017	480,607
1,120,000		ProLogis Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	1,245,151
1,310,000		ProLogis Inc., Sr. Unsecd. Note, Series WI, 7.625%, 8/15/2014	1,451,069
1,220,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	1,209,032
660,000		Prologis, Sr. Unsecd. Note, 5.50%, 4/1/2012	665,455
670,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	675,937
1,180,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	1,302,797
		TOTAL	13,384,545
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10

Principal Amount or Shares			Value
		Municipal Services – 0.4%
$560,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	551,230
970,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	973,211
		TOTAL	1,524,441
		Sovereign – 0.4%
1,630,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	1,635,139
		Technology – 1.8%
350,000		BMC Software, Inc., 7.25%, 6/1/2018	403,908
1,650,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,919,412
1,600,000		Harris Corp., 5.95%, 12/1/2017	1,848,202
520,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	529,021
250,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	276,216
580,000		KLA-Tencor Corp., 6.90%, 5/1/2018	660,237
755,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	778,302
455,000	[1,2]	SAIC, Inc., Company Guarantee, Series 144A, 5.95%, 12/1/2040	521,090
450,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	470,991
		TOTAL	7,407,379
		Transportation - Airlines – 0.4%
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	500,975
1,100,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	1,161,708
		TOTAL	1,662,683
		Transportation - Railroads – 0.2%
572,511		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	693,377
		Transportation - Services – 0.8%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	976,315
945,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	1,018,720
515,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	529,825
575,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	596,611
		TOTAL	3,121,471
		Utility - Electric – 5.6%
450,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	486,905
1,090,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,293,550
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	2,668,436
770,000	[1,2]	Electricite De France SA, Series 144A, 5.50%, 1/26/2014	818,946
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11

Principal Amount or Shares			Value
$1,050,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,057,789
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,758,367
390,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	472,787
280,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	300,572
2,050,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	2,332,310
325,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	342,581
717,476	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	806,455
640,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	682,478
665,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	723,400
1,630,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,970,376
1,830,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	2,631,418
535,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	619,010
800,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	859,424
500,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	511,935
380,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	420,452
1,140,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	1,170,631
740,000		Union Electric Co., 6.00%, 4/1/2018	870,107
130,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	136,331
		TOTAL	22,934,260
		Utility - Natural Gas Distributor – 0.2%
250,000		Atmos Energy Corp., 8.50%, 3/15/2019	335,359
410,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	457,699
		TOTAL	793,058
		Utility - Natural Gas Pipelines – 3.2%
740,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	819,947
965,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,022,525
800,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	882,059
890,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	1,020,411
250,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	255,280
2,050,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	2,396,514
1,860,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	2,199,530
Semi-Annual Shareholder Report
12

Principal Amount or Shares			Value
$1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,485,193
730,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	875,303
2,060,000		Williams Partners LP, 5.25%, 3/15/2020	2,286,456
		TOTAL	13,243,218
		TOTAL CORPORATE BONDS (IDENTIFIED COST $318,923,285)	341,735,850
		Governments/Agencies – 1.0%
		Sovereign – 1.0%
320,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	334,400
1,340,000	[1,2]	State of Qatar, Series 144A, 5.25%, 1/20/2020	1,484,050
1,000,000		Sweden, Government of, 10.25%, 11/1/2015	1,002,509
1,000,000		United Mexican States, Note, 5.625%, 1/15/2017	1,140,000
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,618,216)	3,960,959
		MUTUAL FUND – 14.8%
61,074,437	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	61,074,437
		TOTAL INVESTMENTS — 98.9% (IDENTIFIED COST $383,626,516)[6]	406,780,083
		OTHER ASSETS AND LIABILITIES - NET — 1.1%[7]	4,341,279
		TOTAL NET ASSETS — 100%	$411,121,362

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13

At October 31, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8] U.S. Treasury Bond 30-Year Short Futures	50	$6,951,563	December 2011	$(172,765)
[8] U.S. Treasury Note 10-Year Short Futures	95	$12,260,938	December 2011	$(41,026)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(213,791)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2011, these restricted securities amounted to $71,160,037, which represented 17.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2011, these liquid restricted securities amounted to $68,031,116, which represented 16.5% of total net assets.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Affiliated holding.
5	7-Day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

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14

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$ —	$8,837	$ —	$8,837
Corporate Bonds	—	341,735,850	—	341,735,850
Governments/Agencies	—	3,960,959	—	3,960,959
Mutual Fund	61,074,437	—	—	61,074,437
TOTAL SECURITIES	$61,074,437	$345,705,646	$ —	$406,780,083
OTHER FINANCIAL INSTRUMENTS*	$(213,791)	$ —	$ —	$(213,791)
*	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

MTN	— Medium Term Note
REIT(s)	— Real Estate Investment Trust(s)

See Notes which are an integral part of the Financial Statements

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15

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 10/31/2011	Year Ended April 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.22	$10.06	$8.93	$10.01	$10.02	$9.81
Income From Investment Operations:
Net investment income	0.23	0.49	0.47	0.50	0.51	0.49
Net realized and unrealized gain (loss) on investments and futures contracts	(0.16)	0.16	1.13	(1.08)	(0.01)	0.21
TOTAL FROM INVESTMENT OPERATIONS	0.07	0.65	1.60	(0.58)	0.50	0.70
Less Distributions:
Distributions from net investment income	(0.23)	(0.49)	(0.47)	(0.50)	(0.51)	(0.49)
Net Asset Value, End of Period	$10.06	$10.22	$10.06	$8.93	$10.01	$10.02
Total Return[1]	0.70%	6.59%	18.18%	(5.72)%	5.08%	7.33%
Ratios to Average Net Assets:
Net expenses	0.56%[2]	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income	4.53%[2]	4.83%	4.81%	5.45%	5.07%	4.97%
Expense waiver/reimbursement[3]	0.21%[2]	0.23%	0.25%	0.21%	0.20%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$267,246	$302,135	$335,767	$186,136	$176,944	$192,561
Portfolio turnover	15%	22%	70%	28%	34%	37%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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16

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 10/31/2011	Year Ended April 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.22	$10.06	$8.93	$10.01	$10.02	$9.81
Income From Investment Operations:
Net investment income	0.22	0.46	0.44	0.48	0.48	0.47
Net realized and unrealized gain (loss) on investments and futures contracts	(0.16)	0.16	1.13	(1.08)	(0.01)	0.21
TOTAL FROM INVESTMENT OPERATIONS	0.06	0.62	1.57	(0.60)	0.47	0.68
Less Distributions:
Distributions from net investment income	(0.22)	(0.46)	(0.44)	(0.48)	(0.48)	(0.47)
Net Asset Value, End of Period	$10.06	$10.22	$10.06	$8.93	$10.01	$10.02
Total Return[1]	0.58%	6.33%	17.89%	(5.95)%	4.83%	7.07%
Ratios to Average Net Assets:
Net expenses	0.81%[2]	0.81%	0.81%	0.80%	0.80%	0.80%
Net investment income	4.24%[2]	4.55%	4.55%	5.20%	4.83%	4.72%
Expense waiver/reimbursement[3]	0.41%[2]	0.44%	0.45%	0.41%	0.41%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$143,875	$70,365	$168,592	$128,292	$28,097	$34,222
Portfolio turnover	15%	22%	70%	28%	34%	37%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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17

Statement of Assets and Liabilities

October 31, 2011 (unaudited)

Assets:
Short-term investments in securities, at value	$61,074,437
Long-term investments in securities, at value	345,705,646
Total investments in securities, at value including $61,074,437 of investments in an affiliated holding (Note 5) (identified cost $383,626,516)		$406,780,083
Restricted cash		307,000
Income receivable		4,909,024
Receivable for shares sold		559,870
TOTAL ASSETS		412,555,977
Liabilities:
Payable for shares redeemed	780,764
Payable for daily variation margin	199,844
Income distribution payable	316,149
Payable for transfer and dividend disbursing agent fees and expenses	61,139
Payable for shareholder services fee (Note 5)	35,572
Accrued expenses	41,147
TOTAL LIABILITIES		1,434,615
Net assets for 40,866,026 shares outstanding		$411,121,362
Net Assets Consist of:
Paid-in capital		$387,674,946
Net unrealized appreciation of investments and futures contracts		22,939,776
Accumulated net realized gain on investments and futures contracts		496,738
Undistributed net investment income		9,902
TOTAL NET ASSETS		$411,121,362
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$267,246,256 ÷ 26,564,684 shares outstanding, no par value, unlimited shares authorized		$10.06
Service Shares:
$143,875,106 ÷ 14,301,342 shares outstanding, no par value, unlimited shares authorized		$10.06

See Notes which are an integral part of the Financial Statements

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18

Statement of Operations

Six Months Ended October 31, 2011 (unaudited)

Investment Income:
Interest			$9,659,153
Dividends received from an affiliated holding (Note 5)			12,006
TOTAL INCOME			9,671,159
Expenses:
Investment adviser fee (Note 5)		$950,883
Administrative fee (Note 5)		148,528
Custodian fees		10,443
Transfer and dividend disbursing agent fees and expenses		146,792
Directors'/Trustees' fees		2,301
Auditing fees		11,823
Legal fees		2,790
Portfolio accounting fees		64,551
Distribution services fee (Note 5)		117,226
Shareholder services fee (Note 5)		175,510
Account administration fee (Note 2)		1,415
Share registration costs		14,468
Printing and postage		24,214
Insurance premiums		2,516
Miscellaneous		3,066
TOTAL EXPENSES		1,676,526
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee (Note 5)	$(304,263)
Waiver of administrative fee (Note 5)	(3,804)
Waiver of distribution services fee (Note 5)	(117,226)
Reimbursement of shareholder services fee (Note 5)	(60,701)
Reimbursement of account administration fee (Note 2)	(698)
TOTAL WAIVERS AND REIMBURSEMENTS		(486,692)
Net expenses			1,189,834
Net investment income			8,481,325
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			2,816,500
Net realized loss on futures contracts			(8,104,860)
Net change in unrealized appreciation of investments			(1,278,812)
Net change in unrealized depreciation of futures contracts			1,150,766
Net realized and unrealized loss on investments and futures contracts			(5,416,406)
Change in net assets resulting from operations			$3,064,919

See Notes which are an integral part of the Financial Statements

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19

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2011	Year Ended 4/30/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,481,325	$19,787,610
Net realized gain (loss) on investments and futures contracts	(5,288,360)	7,302,809
Net change in unrealized appreciation/depreciation of investments and futures contracts	(128,046)	(1,561,500)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,064,919	25,528,919
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,513,875)	(15,303,601)
Service Shares	(1,986,678)	(4,457,946)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,500,553)	(19,761,547)
Share Transactions:
Proceeds from sale of shares	143,235,608	144,116,882
Net asset value of shares issued to shareholders in payment of distributions declared	6,330,746	14,937,358
Cost of shares redeemed	(105,508,895)	(296,680,666)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	44,057,459	(137,626,426)
Change in net assets	38,621,825	(131,859,054)
Net Assets:
Beginning of period	372,499,537	504,358,591
End of period (including undistributed net investment income of $9,902 and $29,130, respectively)	$411,121,362	$372,499,537

See Notes which are an integral part of the Financial Statements

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20

Notes to Financial Statements

October 31, 2011 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Semi-Annual Shareholder Report

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terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees and certain account administration fees unique to those classes. For the six months ended October 31, 2011, account administration fees for the Fund were as follows:

	Account Administration Fees Incurred	Account Administration Fees Reimbursed
Institutional Shares	$698	$(698)
Service Shares	717	—
TOTAL	$1,415	$(698)

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage duration and cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional amount of short futures contracts held by the Fund throughout the period was $52,005,179. This is based on amounts held as of each month-end throughout the fiscal period.

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Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$213,791*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(8,104,860)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$1,150,766

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at October 31, 2011, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,600,000	$1,802,885
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	3/31/1999 – 9/29/1999	$1,138,408	$1,326,036

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 10/31/2011		Year Ended 4/30/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,375,658	$54,629,866	11,155,347	$112,754,571
Shares issued to shareholders in payment of distributions declared	451,873	4,577,579	1,084,061	10,992,759
Shares redeemed	(8,811,908)	(89,591,596)	(16,076,448)	(162,828,285)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,984,377)	$(30,384,151)	(3,837,040)	$(39,080,955)
	Six Months Ended 10/31/2011		Year Ended 4/30/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	8,816,948	$88,605,742	3,104,195	$31,362,311
Shares issued to shareholders in payment of distributions declared	173,640	1,753,167	389,626	3,944,599
Shares redeemed	(1,571,156)	(15,917,299)	(13,375,507)	(133,852,381)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	7,419,432	$74,441,610	(9,881,686)	$(98,545,471)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,435,055	$44,057,459	(13,718,726)	$(137,626,426)
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4. FEDERAL TAX INFORMATION

At October 31, 2011, the cost of investments for federal tax purposes was $383,626,516. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $23,153,567. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,912,728 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,759,161.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2011, the Adviser voluntarily waived $296,259 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,804 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2011, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$117,226	$(117,226)
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended October 31, 2011, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed
Institutional Shares	$60,701	$(60,701)
Service Shares	114,809	—
TOTAL	$175,510	$(60,701)

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended October 31, 2011, the Adviser reimbursed $8,004. Transactions involving the affiliated holding during the six months ended October 31, 2011, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 4/30/2011	761,891
Purchases/Additions	133,114,092
Sales/Reductions	72,801,546
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Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2011	61,074,437
Value	$61,074,437
Dividend Income	$12,006

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2011, were as follows:

Purchases	$20,179,029
Sales	$29,299,791

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2011, there were no outstanding loans. During the six months ended October 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2011, there were no outstanding loans. During the six months ended October 31, 2011, the program was not utilized.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing,” specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes, net assets and results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2011 to October 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2011	Ending Account Value 10/31/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,007.00	$2.83
Service Shares	$1,000	$1,005.80	$4.08
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.32	$2.85
Service Shares	$1,000	$1,021.06	$4.12
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.56%
Service Shares	0.81%
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Evaluation and Approval of Advisory Contract – May 2011

federated intermediate corporate bond fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report

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and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative Semi-Annual Shareholder Report

35

services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
36

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
37

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
38

Notes [Page Intentionally Left Blank]

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Federated Intermediate Corporate Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C407
Cusip 31420C506

G00715-01 (12/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Semi-Annual Shareholder Report
October 31, 2011

Share Class	Ticker
A	FTIAX
Institutional	FSTIX
Service*	FSISX
Y	FSTYX

*formerly, Institutional Service Shares

Federated Short-Term Income Fund

Fund Established 1986

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from May 1, 2011 through October 31, 2011. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At October 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	37.5%
Corporate Debt Securities	34.0%
Mortgage-Backed Securities[3]	17.9%
U.S. Treasury and Agency Securities[4]	3.7%
Floating Rate Loans	1.8%
Foreign Debt Securities	1.4%
Trade Finance Agreements	0.5%
Securities Lending Collateral[5]	2.1%
Derivative Contracts[6]	(0.1)%
Cash Equivalents[7]	5.2%
Other Assets and Liabilities — Net[8]	(4.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated holdings. For purposes of this table, the affiliated holding (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated holding. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by GSEs.
5	Represents cash collateral received from portfolio securities on loan which is invested in short-term investments such as repurchase agreements or money market mutual funds.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

October 31, 2011 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 0.7%
		Federal Home Loan Mortgage Corporation – 0.1%
$23,311	[1]	FHLMC ARM 390260, 2.675%, 10/01/2030	23,970
77,922	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	84,801
10,606	[1]	FHLMC ARM 420196, 5.313%, 11/01/2030	11,542
33,854	[1]	FHLMC ARM 606116, 2.229%, 30 Year, 9/1/2019	34,495
895,316	[1]	FHLMC ARM 780443, 2.285%, 3/01/2033	928,793
39,739	[1]	FHLMC ARM 785167, 2.188%, 12/01/2018	40,492
		TOTAL	1,124,093
		Federal National Mortgage Association – 0.6%
46,717	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	50,842
714,734	[1]	FNMA ARM 544843, 3.125%, 10/01/2027	753,479
514,476	[1]	FNMA ARM 544852, 3.178%, 4/01/2028	543,151
710,947	[1]	FNMA ARM 544884, 3.154%, 5/01/2034	753,099
1,052,908	[1]	FNMA ARM 556379, 1.631%, 5/01/2040	1,053,991
287,250	[1]	FNMA ARM 556388, 1.631%, 5/01/2040	287,547
1,765,053	[1]	FNMA ARM 618128, 2.600%, 8/01/2033	1,829,196
		TOTAL	5,271,305
		Government National Mortgage Association – 0.0%
19,478	[1]	GNMA ARM 8902, 2.375%, 30 Year, 1/20/2022	19,919
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $6,263,511)	6,415,317
		Asset-Backed Securities – 37.5%
		Auto Receivables – 18.6%
5,000,000	[1,2,3]	Ally Master Owner Trust 2010-1, Class A, 1.993%, 1/15/2015	5,066,466
3,000,000	[1]	Ally Master Owner Trust 2011-3 A1, Class A1, 0.873%, 5/15/2016	3,012,524
4,144,224	[1]	Americredit Automobile Receivables Trust 2007-AX, Class A4, 0.281%, 10/6/2013	4,132,836
1,052,788		Americredit Automobile Receivables Trust 2007-CM, Class A4A, 5.55%, 4/7/2014	1,078,429
1,845,109	[1]	Americredit Automobile Receivables Trust 2007-CM, Class A4B, 0.321%, 4/7/2014	1,836,996
1,779,000	[1]	Americredit Automobile Receivables Trust 2009-1, Class C, 4.99%, 7/17/2017	1,868,673
5,000,000		Americredit Automobile Receivables Trust 2010-2, Class B, 2.73%, 3/9/2015	5,052,362
2,500,000		Americredit Automobile Receivables Trust 2010-3, Class C, 3.34%, 4/8/2016	2,567,436
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$824,904		Americredit Automobile Receivables Trust 2010-A, Class A2, 1.46%, 11/6/2013	825,916
535,000		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	531,105
1,250,000		Americredit Automobile Receivables Trust 2011-2, Class A2, 0.90%, 9/8/2014	1,252,656
5,000,000		Americredit Automobile Receivables Trust 2011-3, Class C, 2.86%, 1/9/2017	5,030,125
10,000,000		Americredit Automobile Receivables Trust 2011-5, Class D, 4.72%, 12/8/2017	10,000,000
539,263		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	539,860
2,000,000	[1,2,3]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.393%, 9/15/2014	2,014,677
1,756,590	[2,3]	Bank of America Auto Trust 2009-3, Class A3, 1.67%, 12/15/2013	1,763,126
2,161,583		Capital One Auto Finance Trust 2007-C, Class A4, 5.23%, 7/15/2014	2,173,507
7,500,000	[1]	Chrysler Financial Auto Securitization Trust 2010-A, Class C, 2.00%, 1/8/2014	7,520,260
3,400,494	[2,3]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	3,429,561
10,000,000	[1,2,3]	Ford Credit Floorplan Master Owner Trust 2011-1, Class C, 2.61%, 2/15/2016	10,053,771
5,000,000	[1,2,3]	Ford Credit Floorplan Master Owner Trust 2011-1, Class D, 2.96%, 2/15/2016	5,101,285
948,286	[1]	Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	952,947
5,000,000	[1]	Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	5,046,866
846,622	[2,3]	Huntington Auto Trust 2009-1, Class A3, 3.94%, 6/17/2013	849,387
10,000,000	[1,2,3]	Huntington Auto Trust 2011-1A, Class D, 3.520%, 6/15/2018	10,005,183
5,600,000	[1,2,3]	Hyundai Auto Lease Securitization Trust 2011-A, Class A3, 1.020%, 8/15/2014	5,620,300
6,000,000		Hyundai Auto Receivables Trust 2011-B, Class D, 3.51%, 11/15/2017	6,133,350
6,000,000	[1,2,3]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.231%, 9/20/2016	5,963,190
2,000,000	[2,3]	MMCA Automobile Trust 2010-A, Class B, 3.96%, 10/15/2015	2,081,710
9,000,000	[1,2,3]	Mercedes-Benz Auto Lease Trust 2011-A, Class A4, 1.45%, 10/17/2016	9,092,925
701,758		Mercedes-Benz Auto Receivables 2009-1, Class A3, 1.67%, 1/15/2014	706,523
8,000,000	[2,3]	Navistar Financial Corp. Owner Trust 2010-A, Class C, 6.16%, 5/18/2018	8,366,750
3,500,000	[2,3]	Navistar Financial Corp. Owner Trust 2010-B, Class B, 2.60%, 4/20/2015	3,517,935
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$5,000,000	[1,2,3]	Navistar Financial Dealer Note Master Trust 2009-1, Class C, 6.244%, 10/26/2015	5,210,523
3,750,000	[1,2,3]	Navistar Financial Dealer Note Master Trust 2010-1, Class B, 2.745%, 1/26/2015	3,759,863
8,120,000	[1,2,3]	Navistar Financial Dealer Note Master Trust 2011-1, Class C, 1.993%, 11/25/2016	8,120,000
2,000,000		Nissan Auto Lease Trust 2011-A, Class A4, 1.24%, 4/17/2017	1,997,650
2,250,000	[1,2,3]	Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.393%, 1/15/2015	2,269,478
6,000,000	[1,2,3]	SMART Series 2011-1US Trust, Class A2B, 0.993%, 4/14/2013	6,000,542
6,000,000	[1,2,3]	SMART Series 2011-2US Trust, Class A2B, 0.993%, 11/14/2013	6,001,320
75,507		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	75,635
2,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	2,046,207
806,370		USAA Auto Owner Trust 2009-2, Class A3, 1.54%, 2/18/2014	809,215
1,774,583		Volkswagen Auto Lease Trust 2010-A, Class A2, 0.69%, 1/22/2013	1,776,934
5,500,000	[1,2,3]	Volkswagen Credit Auto Master Trust 2011-1A, Class Note, 0.925%, 9/20/2016	5,502,394
3,000,000		World Omni Automobile Lease Securitization Trust 2009-A, Class A4, 2.09%, 4/15/2015	3,028,275
4,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class A4, 1.78%, 9/15/2016	4,046,500
4,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class B, 2.10%, 12/15/2016	4,010,500
		TOTAL	187,843,673
		Credit Card – 8.0%
6,000,000	[1]	American Express Issuance Trust 2005-2, Class B, 0.523%, 8/15/2013	5,981,780
2,000,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	2,063,335
8,000,000	[1]	Bank of America Credit Card Trust 2007-C1, Class C1, 0.533%, 6/16/2014	7,996,245
2,224,000		Bank One Issuance Trust 2003-C3, Class C3, 4.77%, 2/16/2016	2,348,563
10,000,000	[1]	Citibank Credit Card Issuance Trust 2005-C3, Class C3, 0.653%, 7/15/2014	9,972,504
2,600,000	[1]	Citibank Credit Card Issuance Trust 2007-B5, Class B5, 0.861%, 11/7/2014	2,597,030
7,000,000		Citibank Credit Card Issuance Trust 2008-C6, Class C6, 6.30%, 6/20/2014	7,210,274
4,750,000	[1,2,3]	Citibank Omni Master Trust 2009-A14, Class A14, 2.993%, 8/15/2018	5,016,418
7,000,000	[1,2,3]	Golden Credit Card Trust, Class A, 0.645%, 10/15/2015	7,000,000
8,000,000	[1,2,3]	Gracechurch Card PLC, Class A, 0.843%, 11/15/2014	8,009,040
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$7,000,000		MBNA Credit Card Master Note Trust 2002-C1, Class C1, 6.80%, 7/15/2014	7,100,161
6,000,000	[1]	MBNA Credit Card Master Note Trust 2002-C3, Class C3, 1.593%, 10/15/2014	6,020,221
2,000,000	[1]	MBNA Credit Card Master Note Trust 2006-C1, Class C1, 0.663%, 7/15/2015	1,983,741
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC, Class A, 1.068%, 9/15/2016	7,000,000
		TOTAL	80,299,312
		Equipment Lease – 4.5%
3,627,718	[2,3]	CIT Equipment Collateral 2010-VT1, Class A3, 2.41%, 5/15/2013	3,646,310
7,238,078	[1,2,3]	CLI Funding LLC 2006-1A A, Class A, 0.423%, 8/18/2021	6,595,992
431,884	[1]	CNH Equipment Trust 2008-B, Class A4B, 2.143%, 11/17/2014	432,638
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 9/15/2016	3,105,089
3,500,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	3,501,881
5,000,000	[2,3]	GE Equipment Midticket LLC Series 2010-1, Class A3, 0.94%, 7/14/2014	5,015,625
6,250,000		GE Equipment Transportation LLC, Series 2011-1, Class A2, 0.77%, 10/21/2013	6,267,656
1,964,669	[2,3]	Great America Leasing Receivables 2009-1, Class A3, 2.54%, 3/15/2013	1,976,826
5,000,000	[2,3]	Great America Leasing Receivables 2009-1, Class A4, 3.19%, 12/15/2013	5,110,102
1,500,000	[2,3]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	1,559,353
3,100,000	[2,3]	Great America Leasing Receivables 2011-1, Class C, 3.38%, 1/15/2018	3,178,616
2,800,000	[2,3]	MMAF Equipment Finance LLC 2011-AA, Class A3, 1.00%, 9/15/2015	2,806,790
2,500,000	[2,3]	Volvo Financial Equipment LLC 2010-1A, Class B, 2.99%, 5/15/2017	2,520,312
		TOTAL	45,717,190
		Home Equity Loan – 1.6%
10,583	[1,2,3,4]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	8,836
937,829	[1]	Asset-Backed Funding Certificate 2005-OPT1, Class A2C, 0.605%, 7/25/2035	843,051
1,147,140	[1]	Carrington Mortgage Loan Trust, Class A2, 0.345%, 5/25/2036	1,131,885
17,837	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.723%, 1/15/2028	12,197
458,877	[1]	Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.495%, 9/20/2023	427,042
85,518	[1]	First Franklin Mortgage Loan Asset-Backed Certificates 2005-FF12, Class A2B, 0.505%, 11/25/2036	62,648
787,502	[1]	GSAMP Trust 2004-SEA2, Class A1, 0.615%, 3/25/2034	775,079
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,469,944		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,704,853
1,000,000	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 0.925%, 11/25/2034	854,204
328,248	[1,2,4,5]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	44,107
93,104		New Century Home Equity Loan Trust 2003-5, Class AI4, 4.76%, 11/25/2033	92,221
756,192	[1]	Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	723,098
8,205	[1]	Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	8,261
158,443	[1,2,3]	Quest Trust 2004 — X1, Class A, 0.575%, 3/25/2034	141,508
3,486,105	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	3,393,751
1,188,252		Residential Asset Mortgage Products 2004-RS12, Class AI4, 4.62%, 3/25/2033	1,205,903
1,977,680	[1]	Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.365%, 1/25/2037	1,969,697
717,044	[1]	Structured Asset Securities Corp. 2006-WF1, Class A4, 0.415%, 2/25/2036	695,142
1,519,279	[2,5]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
1,856,299	[1]	Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.395%, 5/25/2036	1,844,987
		TOTAL	15,938,470
		Manufactured Housing – 0.0%
378,634		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	390,603
		Other – 4.8%
4,964,293	[1,2,3]	Aircraft Lease Securitization Ltd. 2007-1A, Class G3, 0.501%, 5/10/2032	4,467,864
5,101,668	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.218%, 2/25/2043	5,093,633
2,000,000	[1,2,3]	CNH Wholesale Master Note Trust, Class 1A, 1.061%, 12/15/2015	2,003,826
1,500,000	[1,2,3]	CNH Wholesale Master Note Trust, Class 1B, 1.911%, 12/15/2015	1,499,740
5,420,285	[1]	Educational Funding Of The South, Inc. 2011-1, Class A1, 0.968%, 10/25/2021	5,423,775
1,291,555	[1]	Keycorp Student Loan Trust, Series 2005-A, Class 2A2, 0.490%, 3/27/2024	1,279,274
5,000,000	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.268%, 10/25/2025	4,865,750
5,000,000	[1,2,3]	PFS Financing Corp. 2010-CA, Class A, 1.643%, 2/15/2014	5,023,391
1,596,071	[1]	SLM Student Loan Trust 2006-C, Class A2, 0.397%, 9/15/2020	1,590,644
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,547,125	[1,2,3]	SLM Student Loan Trust 2010-C, Class A1, 1.893%, 12/15/2017	2,555,760
4,836,557	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.845%, 11/25/2027	4,836,140
4,544,492	[1,2,3]	SLM Student Loan Trust 2011-A, Class A1, 1.243%, 10/15/2024	4,543,367
1,274,052	[2,3]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	1,326,301
1,473,472	[2,3]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	1,509,074
1,878,433	[2,3]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	1,925,136
		TOTAL	47,943,675
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $379,152,725)	378,132,923
		Collateralized Mortgage Obligations – 13.4%
		Commercial Mortgage – 3.2%
6,035,000		Bank of America Commercial Mortgage, Inc. 2007-1, Class A3, 5.449%, 1/15/2049	6,321,688
2,750,000		Citigroup/Deutsche Bank Commercial Mortgage, 2007-CD4, Class A2B, 5.205%, 12/11/2049	2,758,003
3,921,940	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	4,012,370
4,437,455	[2,3]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	4,621,229
761,840		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	28,875
4,215,550	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	4,377,998
5,347,241	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	5,552,734
2,658,040	[2,3]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	2,704,933
2,500,000	[1]	Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.641%, 6/11/2042	2,523,493
		TOTAL	32,901,323
		Federal Home Loan Mortgage Corporation – 2.0%
2,786		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	2,983
26,939		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	27,882
58,388		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	61,931
75,963		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	84,978
66,271		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	71,730
622,277	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.593%, 2/15/2018	624,408
115,434		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	119,408
188,980		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	195,294
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$194,006		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	205,152
259,491		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	281,600
676,961	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.703%, 2/15/2034	677,716
3,506,651	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.643%, 7/15/2036	3,501,699
1,630,324	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.993%, 7/15/2036	1,645,735
9,616,963		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	10,006,832
2,270,583	[1]	Federal Home Loan Mortgage Corp. REMIC MS 1128 F, 1.153%, 7/15/2037	2,308,157
223,769	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	249,208
		TOTAL	20,064,713
		Federal National Mortgage Association – 1.8%
110,186		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	129,695
3,587		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	4,117
79,264		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	89,410
74,607	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	88,545
5,301	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	5,493
20,580		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	22,922
29,040		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	29,670
507,301		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	569,947
45,635		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	49,032
233,883	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.745%, 9/25/2032	235,535
73,170		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	76,882
34,649	[1]	Federal National Mortgage Association REMIC 2003-47 FP, 0.595%, 9/25/2032	34,666
125,299		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	128,844
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,779,921	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.675%, 6/25/2036	1,780,622
8,071,295	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 0.695%, 7/25/2037	8,087,476
1,626,742	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.245%, 6/25/2037	1,659,772
1,997,224	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 1.045%, 5/25/2039	2,016,258
562,437	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 0.745%, 8/25/2039	564,404
2,092,633	[1]	Federal National Mortgage Association REMIC 2009-69 F, 1.095%, 4/25/2037	2,123,631
29,578		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	29,868
147,789		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	164,246
120,854		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	137,861
		TOTAL	18,028,896
		Government Agency – 0.5%
3,295,726		NCUA Guaranteed Notes 2010-C1, Class A1, 1.60%, 10/29/2020	3,331,516
1,822,044	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 0.691%, 1/8/2020	1,824,322
		TOTAL	5,155,838
		Non-Agency Mortgage – 5.9%
361,302	[1]	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	369,795
4,656,812	[1,2,3]	Arran Residential Mortgages Funding Series 2011-1A, Class A1C, 1.496%, 11/19/2047	4,654,630
29,755	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 2.901%, 3/25/2033	24,898
159,729	[1,2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.624%, 2/3/2029	50,789
631,641	[1]	Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	610,418
30,169		Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034	30,167
83,552		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	89,334
10,000,000	[1,2,3]	Fosse Master Issuer PLC 2011-1A, Class A2, 1.805%, 10/18/2054	9,982,727
101,708	[1,2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.245%, 7/1/2019	66,110
6,000,000	[1,2,3]	Holmes Master Issuer PLC 2010-1A, Class A2, 1.803%, 10/15/2054	5,999,981
4,000,000	[1,2,3]	Holmes Master Issuer PLC 2011-1A, Class A2, 1.753%, 10/15/2054	3,989,271
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,000,000	[1]	Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.515%, 2/25/2037	255,648
3,348		Master Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033	3,329
4,000,000	[1,2,3]	Permanent Master Issuer PLC 2011-1A, Class 1A1, 1.803%, 7/15/2042	3,975,613
4,750,000	[1,2,3]	Permanent Master Issuer Trust 2010-1, Class 1A, 1.553%, 7/15/2042	4,736,579
399,539	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 3.342%, 9/25/2034	332,779
159,051		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	168,167
22,686	[2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.878%, 1/28/2027	18,163
1,578,818	[1]	Sequoia Mortgage Trust 2010-H1, Class A1, 3.75%, 2/25/2040	1,584,518
6,509,841	[1]	Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	6,513,203
4,867,986	[1]	Sequoia Mortgage Trust 2011-2, Class A1, 3.90%, 9/25/2041	4,931,270
9,000,000	[1,2,3]	Silverstone Master Issuer 2010-1A, Class A1, 1.812%, 1/21/2055	8,985,918
418,717		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	480,432
1,078,379	[1]	Washington Mutual 2006-AR15, Class 1A, 1.082%, 11/25/2046	630,166
1,125,692	[1]	Washington Mutual 2006-AR17, Class 1A, 1.062%, 12/25/2046	631,111
102,947	[1]	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.736%, 7/25/2034	94,092
		TOTAL	59,209,108
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $137,094,468)	135,359,878
		Corporate Bonds – 31.9%
		Basic Industry - Chemicals – 0.7%
1,000,000		Dow Chemical Co., Sr. Unsecd. Note, 4.85%, 8/15/2012	1,031,032
417,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	440,484
3,500,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	3,578,739
1,000,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,076,810
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	1,049,659
		TOTAL	7,176,724
		Basic Industry - Metals & Mining – 1.3%
4,000,000	[2,3]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.15%, 9/27/2013	4,002,010
2,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	2,105,858
1,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	1,042,936
2,000,000		Barrick Gold Financeco LLC, Company Guarantee, 6.125%, 9/15/2013	2,176,117
4,000,000	[2,3]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	4,113,680
		TOTAL	13,440,601
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Capital Goods - Aerospace & Defense – 0.4%
$3,585,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 11/20/2012	3,639,987
		Capital Goods - Diversified Manufacturing – 0.6%
2,500,000	[1]	General Electric Capital Corp., Floating Rate Note, 0.384%, 11/1/2012	2,501,223
1,000,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,182,018
2,000,000		Textron Financial Corp., 5.40%, 4/28/2013	2,050,872
		TOTAL	5,734,113
		Communications - Media & Cable – 0.8%
1,000,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,153,122
4,530,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	4,741,374
2,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	2,061,139
		TOTAL	7,955,635
		Communications - Media Noncable – 0.2%
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,629,085
		Communications - Telecom Wireless – 0.7%
1,250,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	1,373,013
3,000,000	[2,3]	SBA Tower Trust, Series 144A, 4.254%, 4/15/2015	3,168,834
930,000		Vodafone Group PLC, 5.35%, 2/27/2012	943,841
1,000,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,122,502
		TOTAL	6,608,190
		Communications - Telecom Wirelines – 1.2%
5,500,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,776,214
2,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	2,114,362
1,500,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,636,875
2,000,000		Telecom Italia Capital SA, Company Guarantee, 5.25%, 11/15/2013	2,031,064
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,035,341
		TOTAL	12,593,856
		Consumer Cyclical - Automotive – 1.7%
6,000,000	[1,2,3]	Daimler Finance NA LLC, Floating Rate Note — Sr. Note, Series 144A, 0.973%, 3/28/2014	5,979,592
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,377,157
3,000,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	3,202,157
2,000,000	[2,3]	Nissan Motor Acceptance Corp., Note, Series 144A, 3.25%, 1/30/2013	2,032,802
5,000,000	[2,3]	Volkswagen International Finance NV, Sr. Unsecd. Note, Series 144A, 1.625%, 8/12/2013	5,026,591
		TOTAL	17,618,299
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Consumer Cyclical - Entertainment – 0.1%
$500,000		Walt Disney Co., Note, Series MTNB, 6.375%, 3/1/2012	509,911
		Consumer Cyclical - Retailers – 0.3%
1,000,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,018,106
665,000		Wal-Mart Stores, Inc., 4.25%, 4/15/2013	701,946
1,000,000		Wal-Mart Stores, Inc., Note, 4.55%, 5/1/2013	1,061,083
		TOTAL	2,781,135
		Consumer Cyclical - Services – 0.7%
2,000,000		eBay, Inc., Sr. Unsecd. Note, 0.875%, 10/15/2013	2,004,342
5,000,000		Expedia, Inc., Company Guarantee, 8.50%, 7/1/2016	5,523,275
		TOTAL	7,527,617
		Consumer Non-Cyclical - Food/Beverage – 1.8%
1,000,000	[2,3]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	1,141,070
2,500,000		Bottling Group LLC, Company Guarantee, 4.625%, 11/15/2012	2,610,507
1,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,140,268
2,800,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 1.70%, 12/21/2011	2,805,360
700,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	711,974
1,500,000		General Mills, Inc., 5.65%, 9/10/2012	1,564,793
1,500,000		Kellogg Co., 4.25%, 3/6/2013	1,565,628
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,000,000
2,300,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	2,373,064
1,425,000	[2,3]	Miller Brewing Co., Note, Series 144A, 5.50%, 8/15/2013	1,528,719
1,250,000		The Coca-Cola Co., Sr. Unsecd. Note, 3.625%, 3/15/2014	1,338,704
		TOTAL	17,780,087
		Consumer Non-Cyclical - Health Care – 0.2%
500,000		Boston Scientific Corp., 4.50%, 1/15/2015	527,301
725,000		Covidien International Finance SA, 5.45%, 10/15/2012	757,178
1,000,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,021,912
		TOTAL	2,306,391
		Consumer Non-Cyclical - Pharmaceuticals – 0.7%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,620,613
1,250,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,268,511
4,000,000		Teva Pharmaceutical Finance III LLC, Company Guarantee, 1.50%, 6/15/2012	4,019,853
		TOTAL	6,908,977
		Consumer Non-Cyclical - Products – 0.3%
1,250,000		Philips Electronics NV, 4.625%, 3/11/2013	1,310,651
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$900,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	996,256
1,000,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	1,033,376
		TOTAL	3,340,283
		Consumer Non-Cyclical - Supermarkets – 0.2%
1,170,000		Kroger Co., 5.00%, 4/15/2013	1,231,927
700,000		Kroger Co., Company Guarantee, 6.20%, 6/15/2012	722,772
		TOTAL	1,954,699
		Consumer Non-Cyclical - Tobacco – 0.4%
1,250,000		Altria Group, Inc., Company Guarantee, 7.75%, 2/6/2014	1,424,913
2,000,000		Altria Group, Inc., Company Guarantee, 8.50%, 11/10/2013	2,293,147
		TOTAL	3,718,060
		Credit Card – 0.7%
4,500,000		BA Credit Card Trust, Series B4, 5.45%, 9/18/2013	7,401,753
		Energy - Independent – 0.6%
3,500,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 5.15%, 2/1/2013	3,692,268
2,134,000		XTO Energy, Inc., 7.50%, 4/15/2012	2,200,289
		TOTAL	5,892,557
		Energy - Integrated – 1.9%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,288,899
3,800,000	[2,3]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 3.125%, 4/28/2016	3,934,366
2,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 6.25%, 6/15/2012	2,060,361
2,500,000	[1]	Shell International Finance B.V., Company Guarantee, 0.705%, 6/22/2012	2,505,327
3,000,000		Shell International Finance B.V., Company Guarantee, 3.10%, 6/28/2015	3,201,201
2,000,000		Statoil ASA, 2.90%, 10/15/2014	2,118,437
		TOTAL	19,108,591
		Energy - Oil Field Services – 0.5%
1,250,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,358,777
2,000,000	[1,2,3]	Schlumberger Investment SA, Floating Rate Note — Sr. Note, Series 144A, 0.893%, 9/12/2014	1,999,457
2,000,000		Weatherford International, Inc., Company Guarantee, 5.95%, 6/15/2012	2,059,476
		TOTAL	5,417,710
		Energy - Refining – 0.1%
1,500,000		Valero Energy Corp., 6.875%, 4/15/2012	1,537,961
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Financial Institution - Banking – 4.3%
$1,200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,240,739
1,000,000	[1,2,3]	Barclays Bank PLC, Series 144A, 7.375%, 6/15/2049	985,000
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,038,336
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 5.30%, 10/17/2012	2,054,426
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	2,121,072
2,500,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 2.75%, 10/15/2012	2,513,224
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 10/15/2013	2,083,666
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.30%, 2/14/2012	1,009,677
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	2,059,716
2,000,000		J.P. Morgan Chase & Co., 5.375%, 10/1/2012	2,084,018
3,000,000	[1]	J.P. Morgan Chase & Co., Floating Rate Note — Sr. Note, 1.097%, 5/2/2014	2,973,750
3,000,000	[1]	Morgan Stanley, Floating Rate Note — Sr. Note, 2.016%, 1/24/2014	2,849,713
2,500,000		Morgan Stanley, Note, 5.625%, 1/9/2012	2,503,226
2,625,000	[2,3]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 2.50%, 11/13/2012	2,657,449
2,000,000	[2,3]	Nordea Bank Sweden AB, Sub. Note, Series 144A, 5.25%, 11/30/2012	2,056,904
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,083,778
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,096,276
2,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	2,147,927
2,000,000		US Bancorp, 4.20%, 5/15/2014	2,158,324
1,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	1,019,232
3,000,000		Wells Fargo & Co., Sub. Note, 4.95%, 10/16/2013	3,152,443
2,500,000	[2,3]	Westpac Securities NZ Ltd., Company Guarantee, Series 144A, 2.625%, 1/28/2013	2,534,121
		TOTAL	43,423,017
		Financial Institution - Brokerage – 0.4%
1,750,000	[1]	BlackRock, Inc., Floating Rate Note — Sr. Note, 0.61%, 5/24/2013	1,746,861
2,750,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	2,793,082
		TOTAL	4,539,943
		Financial Institution - Finance Noncaptive – 2.2%
1,250,000		American Express Credit Corp., 5.875%, 5/2/2013	1,331,331
1,000,000		American Express Credit Corp., 7.30%, 8/20/2013	1,095,476
2,000,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.125%, 2/11/2013	2,043,537
3,000,000	[1]	General Electric Capital Corp., Floating Rate Note — Sr. Note, 1.234%, 1/7/2014	2,967,812
4,000,000		General Electric Capital Corp., Series MTNA, 6.00%, 6/15/2012	4,129,066
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,250,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTNA, 5.45%, 1/15/2013	1,315,309
1,000,000		HSBC Finance Corp., Sr. Unsecd. Note, 7.00%, 5/15/2012	1,029,772
4,000,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	3,781,892
4,000,000		MBNA Corp., Note, 6.125%, 3/1/2013	4,083,716
		TOTAL	21,777,911
		Financial Institution - Insurance - Health – 0.3%
1,750,000		Anthem, Inc., 6.80%, 8/1/2012	1,825,215
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 1.313%, 7/15/2027	808,782
		TOTAL	2,633,997
		Financial Institution - Insurance - Life – 1.1%
3,580,000		American International Group, Inc., Sr. Unsecd. Note, 3.65%, 1/15/2014	3,535,652
4,000,000	[1]	MetLife, Inc., Floating Rate Note — Sr. Note, 1.52%, 8/6/2013	4,020,019
2,000,000	[1,2,3]	New York Life Global Funding, Floating Rate Note — Sr. Secured Note, Series 144A, 0.634%, 4/4/2014	1,997,940
1,000,000		Prudential Financial, Inc., Series MTN, 5.15%, 1/15/2013	1,045,640
800,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	816,937
		TOTAL	11,416,188
		Financial Institution - Insurance - P&C – 0.3%
2,000,000	[1]	Berkshire Hathaway, Inc., Floating Rate Note — Sr. Note, 0.99%, 8/15/2014	2,006,006
1,100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.375%, 6/15/2012	1,130,236
		TOTAL	3,136,242
		Financial Institution - REITs – 1.1%
1,750,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2014	1,882,615
5,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.00%, 11/15/2013	5,255,365
1,300,000		Simon Property Group LP, 6.75%, 5/15/2014	1,450,621
2,000,000		Simon Property Group LP, Sr. Unsecd. Note, 5.30%, 5/30/2013	2,110,247
		TOTAL	10,698,848
		Technology – 2.2%
7,850,000	[1]	Cisco Systems, Inc., Floating Rate Note — Sr. Note, 0.593%, 3/14/2014	7,849,726
1,250,000		Dell, Inc., 4.70%, 4/15/2013	1,318,214
1,000,000		Hewlett-Packard Co., 4.25%, 2/24/2012	1,011,764
1,000,000		Hewlett-Packard Co., Note, 5.25%, 3/1/2012	1,015,639
2,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 1.25%, 9/13/2013	2,007,679
5,000,000		Intel Corp., Sr. Unsecd. Note, 1.95%, 10/1/2016	5,119,386
2,000,000		Microsoft Corp., Sr. Note, 0.875%, 9/27/2013	2,022,072
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,000,000		Microsoft Corp., Sr. Note, 1.625%, 9/25/2015	1,024,013
1,250,000		Oracle Corp., 4.95%, 4/15/2013	1,331,139
		TOTAL	22,699,632
		Transportation - Services – 0.4%
3,500,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, Series 144A, 5.80%, 10/15/2012	3,649,357
		Utility - Diversified – 0.2%
2,000,000		P G & E Corp., 5.75%, 4/1/2014	2,193,127
		Utility - Electric – 2.5%
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 1.80%, 3/15/2014	2,013,693
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 3.95%, 9/15/2014	1,071,829
500,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	510,437
1,000,000	[2,3]	Electricite De France SA, Series 144A, 5.50%, 1/26/2014	1,063,567
1,000,000	[2,3]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,007,418
2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,146,944
1,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	1,524,888
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,271,858
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,155,819
2,280,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	2,445,752
4,000,000	[2,3]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 3.90%, 5/1/2016	4,166,388
1,500,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	1,518,993
2,000,000		Public Service Electric & Gas Co., 1st Mtg. Bond, Series G, 0.85%, 8/15/2014	1,993,847
1,839,000		Southern Power Co., Sr. Unsecd. Note, 6.25%, 7/15/2012	1,909,731
		TOTAL	24,801,164
		Utility - Natural Gas Distributor – 0.3%
2,800,000		Atmos Energy Corp., 5.125%, 1/15/2013	2,938,926
		Utility - Natural Gas Pipelines – 0.5%
4,000,000		Consolidated Natural Gas Co., 6.25%, 11/1/2011	3,999,850
1,000,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	1,093,554
		TOTAL	5,093,404
		TOTAL CORPORATE BONDS (IDENTIFIED COST $314,808,742)	321,583,978
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Mortgage-Backed Securities – 0.1%
		Federal Home Loan Mortgage Corporation – 0.1%
$23,689		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	26,505
28,577		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	32,105
112,563		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	121,268
3,285		Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	3,341
21,851		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	23,727
		TOTAL	206,946
		Federal National Mortgage Association – 0.0%
57,571		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	60,495
13,855		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	14,737
16,502		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	18,139
84,717		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	93,975
		TOTAL	187,346
		Government National Mortgage Association – 0.0%
58,439		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	66,538
10,005		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	11,617
466		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	466
		TOTAL	78,621
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $443,678)	472,913
		U.S. Treasury – 3.7%
10,000,000		United States Treasury Note, 1.75%, 7/31/2015	10,426,953
5,000,000		United States Treasury Note, 2.50%, 3/31/2015	5,339,062
20,000,000	[6]	United States Treasury Note, 2.50%, 4/30/2015	21,365,624
		TOTAL U.S. TREASURY (IDENTIFIED COST $35,403,284)	37,131,639
		MUTUAL FUNDS – 14.3%[7]
727,186		Emerging Markets Fixed Income Core Fund	21,470,191
1,887,138		Federated Bank Loan Core Fund	18,852,504
3,642,866		Federated Mortgage Core Portfolio	37,084,372
46,725,262	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18%	46,725,262
582,547		Federated Project and Trade Finance Core Fund	5,842,947
2,153,778		High Yield Bond Portfolio	13,805,718
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $142,567,020)	143,780,994
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	REPURCHASE AGREEMENT – 2.0%
$20,640,000	Interest in $4,715,000,000 joint repurchase agreement 0.12%, dated 10/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,715,015,717 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $4,851,412,749 (purchased with proceeds from securities lending collateral). (AT COST).	20,640,000
	TOTAL INVESTMENTS — 103.6% (IDENTIFIED COST $1,036,373,428)[9]	1,043,517,642
	OTHER ASSETS AND LIABILITIES - NET — (3.6)%[10]	(35,794,601)
	TOTAL NET ASSETS — 100%	$1,007,723,041

At October, 31, 2011, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units To Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
9/17/2012	245,250 Pound Sterling	$378,102	$(14,857)
9/18/2013	4,745,921 Pound Sterling	$7,290,684	$(280,490)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(295,347)

At October 31, 2011, the Fund had the following open swap contract:

Credit Default Swap Counterparty	UBS AG, Stamford
Reference Entity	CDX Index EM Series 16
Buy/Sell	Buy
Pay/Receive Fixed Rate	5.00%
Expiration Date	12/20/2016
Implied Credit Spread at 10/31/2011[11]	4.99%
Notional Amount	$10,000,000
Market Value	$(1,055,467)
Upfront Premiums Received	$1,050,000
Unrealized Depreciation	$(5,467)

Unrealized Depreciation on Foreign Exchange Contracts and Swap Contracts is included in “Other Assets and Liabilities — Net.”

Semi-Annual Shareholder Report

1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2011, these restricted securities amounted to $322,234,586, which represented 32.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2011, these liquid restricted securities amounted to $322,055,417, which represented 32.0% of total net assets.
4	Denotes available rate and weighted-average coupon obligations for which the current rate is shown.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
7	Affiliated holdings.
8	7-Day net yield.
9	The cost of investments for federal tax purposes amounts to $1,036,395,102.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
11	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of October 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Adjustable-Rate Mortgages	$ —	$6,415,317	$ —	$6,415,317
Asset-Backed Securities	—	378,088,816	44,107	378,132,923
Collateralized Mortgage Obligations	—	135,359,878	—	135,359,878
Corporate Bonds	—	321,583,978	—	321,583,978
Mortgage-Backed Securities	—	472,913	—	472,913
U.S. Treasury	—	37,131,639	—	37,131,639
Mutual Funds	137,938,047	5,842,947	—	143,780,994
Repurchase Agreement	—	20,640,000	—	20,640,000
TOTAL SECURITIES	$137,938,047	$905,535,488	$44,107	$1,043,517,642
OTHER FINANCIAL INSTRUMENTS[2]	$ —	$(1,350,814)	$ —	$(1,350,814)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include foreign exchange contracts and a swap contract.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Asset-Backed Securities
Balance as of May 1, 2011	$43,027
Change in unrealized appreciation (depreciation)	1,080
Balance as of October 31, 2011	$44,107
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at October 31, 2011.	$1,080

Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
NIM	— Net Interest Margin
REIT(s)	— Real Estate Investment Trust(s)
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 10/31/2011	Year Ended April 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$8.64	$8.56	$8.11	$8.29	$8.41	$8.32
Income From Investment Operations:
Net investment income	0.07	0.15	0.20	0.28	0.33	0.32
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	0.07	0.45	(0.17)	(0.12)	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.06	0.22	0.65	0.11	0.21	0.41
Less Distributions:
Distributions from net investment income	(0.08)	(0.14)	(0.20)	(0.29)	(0.33)	(0.32)
Net Asset Value, End of Period	$8.62	$8.64	$8.56	$8.11	$8.29	$8.41
Total Return[1]	0.65%	2.61%	8.04%	1.40%	2.53%	5.06%
Ratios to Average Net Assets:
Net expenses	1.09%[2]	1.09%	1.09%	1.09%	1.09%	1.09%
Net investment income	1.67%[2]	1.75%	2.36%	3.50%	3.94%	3.82%
Expense waiver/reimbursement[3]	0.23%[2]	0.25%	0.26%	0.34%	0.35%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$115,147	$100,026	$94,070	$45,999	$45,005	$52,511
Portfolio turnover	17%	30%	38%	53%	45%	28%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 10/31/2011	Year Ended April 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$8.64	$8.56	$8.11	$8.29	$8.41	$8.32
Income From Investment Operations:
Net investment income	0.10	0.20	0.25	0.33	0.38	0.37
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.02)	0.07	0.45	(0.17)	(0.12)	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.08	0.27	0.70	0.16	0.26	0.46
Less Distributions:
Distributions from net investment income	(0.10)	(0.19)	(0.25)	(0.34)	(0.38)	(0.37)
Net Asset Value, End of Period	$8.62	$8.64	$8.56	$8.11	$8.29	$8.41
Total Return[1]	0.94%	3.20%	8.67%	1.99%	3.12%[2]	5.67%
Ratios to Average Net Assets:
Net expenses	0.52%[3]	0.52%	0.51%	0.52%	0.52%	0.51%
Net investment income	2.24%[3]	2.33%	2.94%	4.09%	4.51%	4.42%
Expense waiver/reimbursement[4]	0.22%[3]	0.24%	0.25%	0.33%	0.35%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$527,544	$474,795	$402,259	$176,546	$175,985	$151,537
Portfolio turnover	17%	30%	38%	53%	45%	28%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	During the period, the Fund was reimbursed by an affiliated shareholder services provider which had an impact of 0.12% on the total return.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 10/31/2011	Year Ended April 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$8.64	$8.56	$8.11	$8.29	$8.41	$8.32
Income From Investment Operations:
Net investment income	0.10	0.18	0.23	0.32	0.36	0.35
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.03)	0.08	0.45	(0.18)	(0.12)	0.10
TOTAL FROM INVESTMENT OPERATIONS	0.07	0.26	0.68	0.14	0.24	0.45
Less Distributions:
Distributions from net investment income	(0.09)	(0.18)	(0.23)	(0.32)	(0.36)	(0.36)
Net Asset Value, End of Period	$8.62	$8.64	$8.56	$8.11	$8.29	$8.41
Total Return[1]	0.84%	3.01%	8.46%	1.80%	2.92%	5.47%
Ratios to Average Net Assets:
Net expenses	0.70%[2]	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	2.04%[2]	2.14%	2.75%	3.88%	4.32%	4.22%
Expense waiver/reimbursement[3]	0.26%[2]	0.29%	0.30%	0.38%	0.38%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$105,672	$314,236	$266,638	$63,342	$23,430	$16,304
Portfolio turnover	17%	30%	38%	53%	45%	28%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class Y Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 10/31/2011	Year Ended April 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$8.64	$8.56	$8.11	$8.29	$8.41	$8.32
Income From Investment Operations:
Net investment income	0.10	0.21	0.26	0.34	0.39	0.38
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	0.08	0.45	(0.17)	(0.12)	0.10
TOTAL FROM INVESTMENT OPERATIONS	0.09	0.29	0.71	0.17	0.27	0.48
Less Distributions:
Distributions from net investment income	(0.11)	(0.21)	(0.26)	(0.35)	(0.39)	(0.39)
Net Asset Value, End of Period	$8.62	$8.64	$8.56	$8.11	$8.29	$8.41
Total Return[1]	1.02%	3.37%	8.84%	2.16%	3.28%	5.83%
Ratios to Average Net Assets:
Net expenses	0.35%[2]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.41%[2]	2.50%	3.04%	4.26%	4.67%	4.57%
Expense waiver/reimbursement[3]	0.22%[2]	0.24%	0.25%	0.33%	0.34%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$259,360	$263,115	$114,145	$12,062	$12,772	$53,417
Portfolio turnover	17%	30%	38%	53%	45%	28%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

October 31, 2011 (unaudited)

Assets:
Total investments in securities, at value including $20,297,343 of securities loaned and $143,780,994 of investments in affiliated holdings (Note 5) (identified cost $1,036,373,428)		$1,043,517,642
Cash		255,767
Income receivable		4,649,685
Receivable for investments sold		11,111,633
Receivable for shares sold		2,352,380
TOTAL ASSETS		1,061,887,107
Liabilities:
Payable for investments purchased	$28,119,053
Payable for shares redeemed	3,256,005
Unrealized depreciation on foreign exchange contracts	295,347
Payable for collateral due to broker for securities lending	20,640,000
Income distribution payable	451,572
Swaps, at value (premium received $1,050,000)	1,055,467
Payable for periodic payments to swap contracts	58,333
Payable for Directors'/Trustees' fees	598
Payable for distribution services fee (Note 5)	56,168
Payable for shareholder services fee (Note 5)	153,975
Accrued expenses	77,548
TOTAL LIABILITIES		54,164,066
Net assets for 116,943,380 shares outstanding		$1,007,723,041
Net Assets Consist of:
Paid-in capital		$1,019,528,020
Net unrealized appreciation of investments, swap contracts and translation of assets and liabilities in foreign currency		6,844,680
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(18,927,026)
Undistributed net investment income		277,367
TOTAL NET ASSETS		$1,007,723,041
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($115,147,246 ÷ 13,362,503 shares outstanding), no par value, unlimited shares authorized	$8.62
Offering price per share (100/99.00 of $8.62)	$8.71
Redemption proceeds per share	$8.62
Institutional Shares:
Net asset value per share ($527,543,670 ÷ 61,220,078 shares outstanding), no par value, unlimited shares authorized	$8.62
Service Shares:
Net asset value per share ($105,672,411 ÷ 12,263,122 shares outstanding), no par value, unlimited shares authorized	$8.62
Class Y Shares:
Net asset value per share ($259,359,714 ÷ 30,097,677 shares outstanding), no par value, unlimited shares authorized	$8.62

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended October 31, 2011 (unaudited)

Investment Income:
Interest (including income on securities loaned of $784)		$11,544,496
Dividends received from affiliated holdings (Note 5)		2,155,339
Investment income allocated from affiliated partnership (Note 5)		738,971
TOTAL INCOME		14,438,806
Expenses:
Investment adviser fee (Note 5)	$2,094,033
Administrative fee (Note 5)	408,860
Custodian fees	25,816
Transfer and dividend disbursing agent fees and expenses	251,568
Directors'/Trustees' fees	3,399
Auditing fees	11,814
Legal fees	2,350
Portfolio accounting fees	99,368
Distribution services fee (Note 5)	389,308
Shareholder services fee (Note 5)	759,778
Account administration fee (Note 2)	5,821
Share registration costs	58,080
Printing and postage	35,484
Insurance premiums	3,113
Miscellaneous	1,913
TOTAL EXPENSES	4,150,705
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,127,398)
Waiver of administrative fee	(10,470)
Waiver of distribution services fee	(45,290)
Reimbursement of shareholder services fee	(7,590)
TOTAL WAIVERS AND REIMBURSEMENTS		$(1,190,748)
Net expenses			$2,959,957
Net investment income			11,478,849
Realized and Unrealized Gain (Loss) on Investments, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $960,413 on sales of investments in affiliated holdings (Note 5))			3,475,351
Net realized loss on swap contracts			(483,334)
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			(111,884)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(4,716,535)
Net change in unrealized depreciation of swap contracts			(5,467)
Net realized and unrealized loss on investments, swap contracts and foreign currency transactions			(1,841,869)
Change in net assets resulting from operations			$9,636,980

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2011	Year Ended 4/30/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,478,849	$22,744,001
Net realized gain on investments including allocation from partnership, swap contracts and foreign currency transactions	2,880,133	5,275,314
Net change in unrealized appreciation/depreciation of investments, swap contracts and translation of assets and liabilities in foreign currency	(4,722,002)	3,161,256
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,636,980	31,180,571
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(944,694)	(1,739,248)
Institutional Shares	(5,967,616)	(9,546,999)
Service Shares	(1,653,353)	(6,382,969)
Class Y Shares	(3,293,203)	(3,993,104)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,858,866)	(21,662,320)
Share Transactions:
Proceeds from sale of shares	277,102,919	679,141,295
Net asset value of shares issued to shareholders in payment of distributions declared	9,178,371	17,778,596
Cost of shares redeemed	(428,507,505)	(431,378,190)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(142,226,215)	265,541,701
Change in net assets	(144,448,101)	275,059,952
Net Assets:
Beginning of period	1,152,171,142	877,111,190
End of period (including undistributed net investment income of $277,367 and $657,384, respectively)	$1,007,723,041	$1,152,171,142

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

October 31, 2011 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the Trust's other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class Y Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Semi-Annual Shareholder Report terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares, Service Shares and Class Y Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended October 31, 2011, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Institutional Shares	$1,239
Service Shares	4,582
TOTAL	$5,821

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

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Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.

Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional amount of swap contracts held by the Fund throughout the period was $132,500. This is based on amounts held as of each month-end throughout the six-month period.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average value at settlement date payable of foreign exchange contracts purchased by the Fund throughout the period was $42,192. This is based on the contracts held as of each month-end throughout the six month period.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

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Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2011, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$20,297,343	$20,640,000

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at October 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC Series 1999-3, Class B1, 6.624%, 2/3/2029	7/9/1999	$130,753	$50,789
Greenwich Capital Acceptance 1991-4, Class B1A, 6.245%, 7/1/2019	1/7/1993	$102,375	$66,110
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$44,107
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.878%, 1/28/2027	2/4/1998 - 2/5/1998	$57,009	$18,163
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$1,516,099	$0

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized depreciation on foreign exchange contracts	$295,347
Credit contracts	Swaps, at value	$1,055,467
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,350,814

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Forward Currency Contracts	Total
Foreign exchange contracts	$ —	$1,405	$1,405
Credit contracts	$(483,334)	$ —	$(483,334)
TOTAL	$(483,334)	$1,405	$(481,929)
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Forward Currency Contracts	Total
Foreign exchange contracts	$ —	$(295,347)	$(295,347)
Credit contracts	$(5,467)	$ —	$(5,467)
TOTAL	$(5,467)	$(295,347)	$(300,814)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 10/31/2011		Year Ended 4/30/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,169,584	$35,991,612	7,691,519	$66,207,695
Shares issued to shareholders in payment of distributions declared	104,769	904,403	187,319	1,612,859
Shares redeemed	(2,490,062)	(21,480,352)	(7,294,314)	(62,771,178)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,784,291	$15,415,663	584,524	$5,049,376
	Six Months Ended 10/31/2011		Year Ended 4/30/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	14,939,930	$129,037,212	23,955,298	$206,042,343
Shares issued to shareholders in payment of distributions declared	581,232	5,017,855	910,833	7,842,181
Shares redeemed	(9,259,844)	(79,951,035)	(16,920,853)	(145,431,798)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,261,318	$54,104,032	7,945,278	$68,452,726
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	Six Months Ended 10/31/2011		Year Ended 4/30/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,431,477	$29,655,944	22,688,317	$195,222,430
Shares issued to shareholders in payment of distributions declared	168,791	1,458,089	719,717	6,197,214
Shares redeemed	(27,707,956)	(239,837,014)	(18,198,669)	(156,577,893)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(24,107,688)	$(208,722,981)	5,209,365	$44,841,751
	Six Months Ended 10/31/2011		Year Ended 4/30/2011
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	9,538,906	$82,418,151	24,614,819	$211,668,827
Shares issued to shareholders in payment of distributions declared	208,266	1,798,024	246,847	2,126,342
Shares redeemed	(10,107,998)	(87,239,104)	(7,743,260)	(66,597,321)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	(360,826)	$(3,022,929)	17,118,406	$147,197,848
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(16,422,905)	$(142,226,215)	30,857,573	$265,541,701

4. FEDERAL TAX INFORMATION

At October 31, 2011, the cost of investments for federal tax purposes was $1,036,395,102. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates, foreign currency commitments and swap contracts was $7,122,540. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,746,649 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,624,109.

At April 30, 2011, the Fund had a capital loss carryforward of $22,672,728 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$12,381,100
2013	$5,495,264
2014	$2,592,863
2015	$801,392
2016	$1,402,109
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Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2011, the Adviser voluntarily waived $1,094,541 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $10,470 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Service Shares	0.15%

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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2011, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$271,021	$(5,870)
Service Shares	118,287	(39,420)
TOTAL	$389,308	$(45,290)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2011, FSC retained $210,450 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended October 31, 2011, FSC retained $603 in sales charges from the sale of Class A Shares. FSC also retained $7,500 of CDSC relating to redemptions of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended October 31, 2011, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$135,510	$ —
Institutional Shares	431,714	(7,590)
Service Shares	192,554	$ —
TOTAL	$759,778	$(7,590)

For the six months ended October 31, 2011, FSSC received $22,013 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Class A Shares, Institutional Shares, Service Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 1.09%, 0.52%, 0.70% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended October 31, 2011, the Adviser reimbursed $32,857. Transactions involving the affiliated holdings during the six months ended October 31, 2011, were as follows:

	Emerging Market Fixed Income Core Fund	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 4/30/2011	863,317	1,844,026	3,568,723	83,273,221	1,065,807	2,830,423	93,445,517
Purchases/ Additions	—	43,112	74,143	255,287,239	16,740	118,268	255,539,502
Sales/ Reductions	136,131	—	—	291,835,198	500,000	794,913	293,266,242
Balance of Shares Held 10/31/2011	727,186	1,887,138	3,642,866	46,725,262	582,547	2,153,778	55,718,777
Value	$21,470,191	$18,852,504	$37,084,372	$46,725,262	$5,842,947	$13,805,718	$143,780,994
Dividend Income	$738,971	$428,385	$754,533	$41,271	$168,103	$763,047	$2,894,310
Capital Gain Distribution/ Allocation	$(111,884)	—	—	—	—	—	$(111,884)

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2011, were as follows:

Purchases	$164,972,810
Sales	$181,857,659

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2011, there were no outstanding loans. During the six months ended October 31, 2011, the Fund did not utilize the LOC.

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8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2011, there were no outstanding loans. During the six months ended October 31, 2011, the program was not utilized.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes, net assets and results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2011 to October 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2011	Ending Account Value 10/31/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,006.50	$5.50
Institutional Shares	$1,000	$1,009.40	$2.63
Service Shares	$1,000	$1,008.40	$3.53
Class Y Shares	$1,000	$1,010.20	$1.77
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.66	$5.53
Institutional Shares	$1,000	$1,022.52	$2.64
Service Shares	$1,000	$1,021.62	$3.56
Class Y Shares	$1,000	$1,023.38	$1.78
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.09%
Institutional Shares	0.52%
Service Shares	0.70%
Class Y Shares	0.35%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated short-term income fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Short-Term Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C795
Cusip 31420C209
Cusip 31420C308
Cusip 31420C787

31499 (12/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date December 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 16, 2011

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date December 16, 2011